CERTIFICATION OF
           STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC.


STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated January 1, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 7 (File No. 33-66838; 811-7930), which was filed with the Securities and Exchange Commission on December 24, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.   The form of Registrant's Prospectus and Statement of
Additional Information that would have been filed under Rule
497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                    STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC.



                    /s/ John S. Weitzer
                    By:  John S. Weitzer
                    Title: Vice President



Dated:  January 2, 1998